Liquidity	12 Months Ended
Mar. 31, 2023
LIquidity [Abstract]
LIQUIDITY

NOTE 3 – LIQUIDITY

As reflected in the consolidated financial statements, the Company had a net loss of $8.0 million for the fiscal year ended March 31, 2023 as compared to net income of $3.9 million for the fiscal year ended March 31, 2022. The Company’s cash used in operating activities was $25.7 million and $7.0 million for the fiscal year ended March 31, 2023 and 2022, respectively. Total cash decreased by $16.5 million from $18.3 million as of March 31, 2022 to $1.8 million as of March 31, 2023, and working capital decreased by $36.5 million from $45.1 million as of March 31, 2022 to $8.6 million as of March 31, 2023. The Company’s cash balance as of March 31, 2023 may not be sufficient to meet its cash obligations or liabilities when they become due over next 12 months from the date of the issuance of the consolidated financial statements. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses in the foreseeable future. If management is not able to increase revenue and/or manage operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources, the turnover of its accounts receivable, its ability to obtain additional financial support in the future, and its operating and capital expenditure commitments.

As of March 31, 2023, the Company had net consumption tax payable of approximately $16.6 million resulted from a tax examination into the Company’s consumption tax filling for the period from July 2018 to December 2021 by the Tokyo Regional Taxation Bureau, which included approximately $28.3 million of consumption tax payable for the period from July 2018 to December 2021 and approximately $6.1 million of additional tax for understatement and delinquent tax, netting off refundable income tax of approximately $4.9 million resulted from the additional consumption tax, and refundable consumption tax of approximately $12.9 million from current period. The Company has applied for payments of the consumption tax by instalments, the application is currently waiting for approval by the Tokyo Regional Taxation Bureau (See Note 14 for more details). As disclosed in Note 6, the Company entered into agreements with relevant suppliers and customers to claim compensation for damages from the additional consumption tax payment. Total compensation receivable was approximately $23.7 million as of March 31, 2023. As the date of this report, approximately $3.3 million of the March 31, 2023 consumption tax receivable balance has been subsequently collected. For the remaining balance, approximately $13.7 million is expected to be collected during the fiscal year 2024 and the remaining balance is expected to be collected in fiscal year 2025. Therefore, the Company expects there will be no material cash outflow from this matter in coming years.

The Company’s accounts receivable increased by $48.4 million from $41.0 million as of March 31, 2022 to $89.4 million as of March 31, 2023. The increase in account receivable was because of delayed shipments and longer payment processing procedures as affected by the COVID-19 pandemic. Approximately 33.4% of the March 31, 2023 balance has been subsequently collected. The collection of such receivables made cash available for use in our operations as working capital, if necessary.

As of March 31, 2023, the Company had approximately $60.6 million in short-term borrowings and $13.1 million in long-term borrowings outstanding. Management expects that it will be able to continue borrowing under its existing facilities based on past experience and the Company’s good credit history and well-established relationship with the lenders.

The net loss the Company incurred during the fiscal year ended March 31, 2023, was mainly due to the decreased revenue resulted from the impact of COVID-19 resurgence in China as well as non-recurring expenses resulted from additional and delinquent tax due to consumption tax correction. However, in early December 2022, China announced a nationwide loosening of its zero-covid policy, and most of the travel restrictions and quarantine requirements were lifted in December 2022, although there were significant surges of COVID-19 cases in many cities in China during the period from December 2022 to January 2023, but the spread of the COVID-19 had been slowed down and it was successfully under control currently in China. Meanwhile, the Company plans to continue implementing various measures to boost revenue and controlling the cost and expenses, and modifying its business strategies so that the Company could concentrate its management resources on core businesses and improving operation efficiency and profitability. On June 30, 2023, the Company entered into sales agreement with Seihinkokusai, a related party of the Company to sells its 100% equity interests in Kaika International and 40% equity interests in Palpito to Seihinkokusai. In addition, besides opening directly-operated physical stores by ourselves, the Company will also seek an asset-light business model through opening franchise stores. With this business model, the Company hopes to build strong store brand awareness, accelerate its business expansion and optimize its revenue streams by leveraging the advantages of strategic alliances with franchisees. Additionally, by adopting the asset-light franchise model, the Company expects to accelerate the development and launch of products, allowing to respond more promptly to market trends and customer demands, and improve its profitability. Based on the Company’s financial forecasts for the fiscal year 2024, the management expects the Company’s revenue and net income will increase in fiscal year 2024 as compared to fiscal year 2023, and the cash flow from operation will be able provide sufficient fund over the next 12 months.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operation, debt financing, and financial support from its principal shareholder and related party. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors when necessary. Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date the consolidated financial statements are issued.